Deferred Consideration Liability (Details) - USD ($)			6 Months Ended
	Dec. 09, 2024	Dec. 15, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2021
Deferred Consideration Liability [Line Items]
Total consideration			$ 6,000,000
Deferred consideration liability			3,851,611	$ 3,693,612	$ 3,689,755
Kabanga Holdings Limited [Member]
Deferred Consideration Liability [Line Items]
Total consideration			14,000,000			$ 14,000,000
KNL [Member]
Deferred Consideration Liability [Line Items]
Total consideration			8,000,000
Payments for sellers		$ 2,000,000
First Tranche [Member]
Deferred Consideration Liability [Line Items]
Payments for sellers			2,000,000
Second Tranche [Member]
Deferred Consideration Liability [Line Items]
Payments for sellers			$ 4,000,000
Forecast [Member] | DFS [Member]
Deferred Consideration Liability [Line Items]
Payments for sellers	$ 4,000,000